FROST FAMILY OF FUNDS	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCK§ — 96.2%

Communication Services — 13.0%
Alphabet, Cl A *	8,254	$11,115,662
Alphabet, Cl C *	7,720	10,411,655
Electronic Arts *	43,000	4,913,180
Facebook, Cl A *	57,690	11,809,720
Netflix *	15,000	6,297,750

		44,547,967

Consumer Discretionary — 20.9%
Alibaba Group Holding ADR *	29,000	5,877,430
Amazon.com *	13,121	32,461,354
Booking Holdings *	2,170	3,212,837
Chipotle Mexican Grill, Cl A *	7,000	6,149,850
Home Depot	43,090	9,472,475
NIKE, Cl B	40,000	3,487,200
O’Reilly Automotive *	6,000	2,318,040
Starbucks	52,550	4,032,161
TJX *	93,000	4,561,650

		71,572,997

Consumer Staples — 1.5%
Costco Wholesale	17,132	5,190,996

Financials — 2.3%
JPMorgan Chase	38,500	3,686,760
Moody’s	17,405	4,245,079

		7,931,839

Health Care — 15.6%
Abbott Laboratories	50,000	4,604,500
AbbVie	60,000	4,932,000
Boston Scientific *	155,000	5,809,400
Danaher	43,750	7,151,375
Edwards Lifesciences *	9,500	2,066,250
Humana	13,500	5,154,570
Merck	75,000	5,950,500
UnitedHealth Group	20,300	5,937,141
Vertex Pharmaceuticals *	29,000	7,284,800
Zoetis, Cl A	36,735	4,750,203

		53,640,739

Industrials — 4.5%
Canadian Pacific Railway	21,540	4,896,688
Fortive	52,000	3,328,000
Northrop Grumman	12,000	3,968,040
Union Pacific	20,000	3,195,800

		15,388,528

Information Technology — 36.2%
Adobe *	19,000	6,719,160
Apple	58,396	17,156,745
Applied Materials	90,000	4,471,200
Autodesk *	14,000	2,619,820
Mastercard, Cl A	49,410	13,586,268
Microsoft	180,500	32,347,405
NVIDIA	7,500	2,192,100
PayPal Holdings *	57,520	7,074,960
salesforce.com *	60,635	9,819,838
ServiceNow *	19,000	6,679,260
Visa, Cl A	84,600	15,119,712
Workday, Cl A *	25,000	3,847,500
Xilinx	28,000	2,447,200

		124,081,168

Description	Shares	Value

Materials — 1.1%
Sherwin-Williams	7,000	$3,754,590

Real Estate — 1.1%
American Tower ‡	15,500	3,689,000

Total Common Stock (Cost $170,792,139)		329,797,824

CASH EQUIVALENT — 3.8%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $12,890,610)	12,890,610	12,890,610

Total Investments — 100.0% (Cost $183,682,749)		$342,688,434

Percentages are based on Net Assets of $342,694,064.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2020.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCK§ — 99.6%

Communication Services — 6.7%
Activision Blizzard	2,200	$140,206
Comcast, Cl A	2,200	82,786
Fox	4,000	103,480
Verizon Communications	3,275	188,149
Walt Disney	779	84,249

		598,870

Consumer Discretionary — 8.9%
Carnival *	4,633	73,665
Expedia Group	876	62,178
Las Vegas Sands *	1,188	57,048
Lowe’s	2,846	298,118
PVH *	1,108	54,547
Sony ADR	3,798	244,022

		789,578

Consumer Staples — 12.7%
Constellation Brands, Cl A	1,174	193,346
CVS Health	3,000	184,650
Ingredion	2,154	174,905
Philip Morris International	2,275	169,715
Procter & Gamble	2,043	240,808
Tyson Foods, Cl A	2,630	163,560

		1,126,984

Energy — 4.5%
Chevron	2,000	184,000
Royal Dutch Shell ADR, Cl B	2,000	63,940
Valero Energy	2,461	155,904

		403,844

Financials — 21.6%
American Express	1,374	125,377
Aon	786	135,719
Bank of America	9,719	233,742
Berkshire Hathaway, Cl B *	1,621	303,711
Cboe Global Markets	617	61,317
Chubb	932	100,665
Citigroup	2,942	142,863
Fidelity National Financial	6,358	171,984
JPMorgan Chase	2,760	264,298
Nasdaq	1,100	120,637
Progressive	2,500	193,250
Wells Fargo	2,161	62,777

		1,916,340

Health Care — 16.0%
AbbVie	1,897	155,933
Anthem	950	266,693
AstraZeneca ADR	3,277	171,322
Bristol-Myers Squibb	1,900	115,539
Elanco Animal Health *	6,652	164,371
Johnson & Johnson	1,672	250,867
Medtronic	2,204	215,177
Merck	1,000	79,340

		1,419,242

Industrials — 10.6%
Eaton	1,759	146,877
Johnson Controls International	3,851	112,103
Kansas City Southern	1,192	155,616
L3Harris Technologies	825	159,802
Raytheon Technologies	2,801	181,533

Description	Shares	Value

Union Pacific	1,169	$186,794

		942,725

Information Technology — 7.8%
Cisco Systems	2,363	100,144
Corning	7,354	161,861
Fidelity National Information Services	1,828	241,095
Microsoft	1,076	192,830

		695,930

Materials — 2.1%
DuPont de Nemours	3,901	183,425

Real Estate — 3.3%
Healthpeak Properties ‡	4,538	118,623
Weyerhaeuser ‡	7,983	174,588

		293,211

Utilities — 5.4%
Entergy	1,735	165,710
Evergy	3,045	177,919
FirstEnergy	3,200	132,064

		475,693

Total Common Stock (Cost $9,798,350)		8,845,842

CASH EQUIVALENT — 0.4%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $31,522)	31,522	31,522

Total Investments — 100.0% (Cost $9,829,872)		$8,877,364

Percentages are based on Net Assets of $8,880,631.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2020.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020 , there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Shares	Value

CASH EQUIVALENT — 100.1%
Federated Government Obligations Fund, Cl I, 2.310%* (Cost $1,354,559)	1,354,559	$1,354,559

Total Investments — 100.1% (Cost $1,354,559)		$1,354,559

Percentages are based on Net Assets of $1,353,356.

*	Rate shown is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 23.6%

Agency Mortgage-Backed Obligation — 8.8%
FHLMC
3.082%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	$6,690,141	$6,937,924
2.500%, 07/01/34	48,646,896	50,873,458
2.361%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	7,385,046	7,553,054
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	14,773,000	15,860,952
FHLMC REMIC, Ser 2011-3898, Cl FC
1.324%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,005,811	2,005,988
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	1,323,700	188,863
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	10,504,039
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	5,541,643	286,719
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	2,954,911	90,675
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	8,427,064	373,350
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	3,416,574	207,634
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	31,597,291	4,202,882
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	10,146,025	1,880,848
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	9,840,865	566,652
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	18,775,060	1,776,449
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	6,000,071	358,513
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	17,021,952	2,046,514
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	10,786,007	769,842
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	1,914,628	133,481
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	4,158,743	4,339,481
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	2,852,754	2,973,417
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	9,823,260	10,249,387
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,435,959
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	13,330,577
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	5,212,883
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	4,257,601	4,495,193
FHLMC, Ser 2017-4747, Cl HP
3.500%, 02/15/45	2,344,458	2,500,278
FHLMC, Ser 2018-4773, Cl DM
4.000%, 09/15/42	5,000,000	5,125,364
FHLMC, Ser 2019-4908, Cl AS, IO
5.286%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/45	24,381,412	4,547,984

Description	Face Amount	Value

FNMA
5.500%, 04/01/38 to 05/01/44	$7,106,029	$8,120,134
4.500%, 08/01/41	4,918,283	5,464,406
4.238%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.260%, 01/01/38	1,754,116	1,832,767
4.000%, 03/01/47	1,670,556	1,834,920
3.309%, VAR ICE LIBOR USD 12 Month+1.755%, 02/01/42	3,389,436	3,520,563
3.000%, 10/01/32 to 01/01/50	16,593,476	17,594,033
2.810%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	3,764,744	3,865,899
2.710%, 08/01/23	263,970	277,741
2.500%, 11/01/31	15,066,012	15,883,943
2.250%, 10/30/24	10,000,000	10,724,467
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	15,130,725	2,320,251
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	2,680,107	467,415
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	2,127,334	333,360
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	3,997,467	609,934
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	2,856,442	353,533
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	4,435,144	564,443
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	2,629,152	151,692
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,350,963
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	3,939,196	180,077
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	10,064,218	628,509
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	14,189,100	1,232,468
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,607,895
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	7,408,613	335,694
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	7,495,733	7,729,972
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	9,786,536	920,913
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	2,755,052	110,525
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	6,978,159	591,764
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	10,305,600
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	5,133,097	5,422,124
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	14,059,028	2,545,888
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	17,721,243	1,699,643
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	3,471,916	67,243
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	15,571,772	2,900,864

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	$2,000,000	$2,158,307
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	3,016,314	122,227
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	7,020,007	616,225
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	3,565,567	30,930
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	4,252,860	394,379
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	10,126,552	742,918
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	9,477,290	628,779
GNMA, Ser 2016-H14, Cl FA
2.156%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,606,199	2,612,798
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	8,976,623	220,231
GNMA, Ser 53, Cl A
2.250%, 09/16/44	4,164,433	4,231,281

		296,136,078

Commercial Mortgage-Backed Obligation — 11.9%
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.786%, 02/10/51 (A)	240,943	242,186
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.786%, 02/10/51 (A)(B)	4,925,000	3,201,250
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	10,967,898
BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61 (A)	3,000,000	3,421,784
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	11,236,278
BANK, Ser 2019-BN16, Cl A4
4.005%, 02/15/52	4,500,000	5,115,157
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	4,957,167
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.542%, 01/12/45 (A)	14,150,000	10,512,983
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.191%, 06/10/48 (A)	5,000,000	4,242,094
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/50	5,000,000	5,396,601
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.992%, 08/15/45 (A)	1,000,000	915,346
Commercial Mortgage Trust, Ser 2012-CR2, Cl D
4.992%, 08/15/45 (A)(B)	224,200	171,779
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.150%, 04/10/47 (A)(B)	9,500,000	7,447,620
Commercial Mortgage Trust, Ser DC1, Cl D
4.455%, 02/10/48 (A)(B)	9,000,000	5,686,628
Commercial Mortgage Trust, Ser UBS6, Cl C
4.595%, 12/10/47 (A)	4,000,000	3,311,305

Description	Face Amount	Value

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.997%, 02/15/41 (A)(B)	$4,107,435	$239,874
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
1.001%, VAR ICE LIBOR USD 1 Month+0.250%, 04/15/37	108,563	101,735
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	9,703	9,471
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	11,327,992
CSMC Trust, Ser 2019-AFC1, Cl A1 2.573%, 07/25/49 (B)	12,776,740	12,769,371
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.878%, 11/10/46 (A)(B)	1,450,000	1,430,573
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/50	5,000,000	5,363,007
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.936%, 11/25/52 (A)(B)	37,105,662	31,400,730
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.129%, 08/25/44 (A)(B)	4,000,000	4,035,553
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.068%, 07/25/45 (A)(B)	5,000,000	5,018,356
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.812%, 08/25/45 (A)(B)	4,500,000	4,421,575
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.721%, 12/25/45 (A)(B)	5,000,000	4,933,413
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.509%, 07/25/22 (A)(B)	5,000,000	5,022,594
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.509%, 07/25/22 (A)	8,000,000	7,836,539
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.681%, 11/25/47 (A)(B)	14,000,000	13,734,024
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (A)(B)	5,000,000	4,686,177
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.053%, 08/25/49 (A)(B)	8,840,000	8,154,533
FREMF Mortgage Trust, Ser 2017-K67, Cl B
4.079%, 09/25/49 (A)(B)	2,000,000	2,007,082
FREMF Mortgage Trust, Ser K70, Cl B
3.934%, 12/25/49 (A)(B)	3,403,000	3,381,221
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	1,551,578	1,575,508
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(B)	12,531,359	12,495,658
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	42,322,136	3,463,034
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	27,095,228	5,484,578
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	59,113,041	8,098,581

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

GS Mortgage Securities Trust, Ser 2017-G5, Cl AS
3.826%, 03/10/50 (A)	$3,500,000	$3,603,062
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/50	5,000,000	5,419,006
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (A)	10,000,000	11,124,349
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A4
3.567%, 05/10/52	4,000,000	4,396,696
GS Mortgage Securities Trust, Ser 2019-GC40, Cl A4
3.160%, 07/10/52	4,000,000	4,281,700
GS Mortgage-Backed Securities Trust, Ser 2019-PJ2, Cl A6
4.000%, 11/25/49 (A)(B)	4,030,461	4,095,487
Homeward Opportunities Fund I Trust, Ser 2019-1, Cl A1
3.454%, 01/25/59 (A)(B)	3,117,315	3,089,054
Homeward Opportunities Fund I Trust, Ser 2019-3, Cl A1
2.675%, 11/25/59 (A)(B)	10,849,424	10,626,390
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(B)	2,500,000	2,566,979
Impact Funding, Ser 2001-AA, Cl C
5.142%, 07/25/33 (A)(B)	56,094	55,948
Impact Funding, Ser 2001-AA, Cl D
5.602%, 07/25/33 (A)(B)	87,994	87,704
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.551%, 06/15/49 (A)	3,328,000	2,634,416
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	2,291,653	1,604,157
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.709%, 02/15/51 (A)	2,012,257	1,902,388
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)(C)(D)	111,787	—
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.468%, 07/15/40 (A)	588,465	567,709
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	2,974,612
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.905%, 05/15/49 (A)	2,413,000	2,073,192
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	116,893	118,077
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
6.215%, 06/11/42 (A)	5,863,754	5,869,655
Morgan Stanley Capital I, Ser 2007-T27, Cl B
6.215%, 06/11/42 (A)(B)	500,000	518,174

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.694%, 09/15/47 (A)(B)	$2,000,000	$2,001,760
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.755%, 05/10/45 (A)(B)	9,160,000	8,823,483
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
5.046%, 05/10/63 (A)(B)	7,245,000	6,253,514
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.046%, 05/10/63 (A)(B)	15,614,806	12,627,676
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.198%, 08/10/49 (A)(B)	3,000,000	2,835,068
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.625%, 12/10/45 (A)(B)	13,624,000	11,359,608
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.884%, 01/15/59 (A)	5,000,000	4,317,419
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,312,328
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,819,377
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5
3.418%, 09/15/50	3,500,000	3,728,238
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	3,999,449
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (A)(B)	5,000,000	5,197,560
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (A)	6,000,000	6,660,160
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1
3.500%, 07/25/49 (A)(B)	8,778,357	9,001,050
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (A)(B)	11,679,726	11,773,663
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.896%, 03/15/46 (A)	3,000,000	2,757,558
WFRBS Commercial Mortgage Trust, Ser C25, Cl D
3.803%, 11/15/47 (A)(B)	7,310,000	5,180,364

		404,074,285

Non-Agency Residential Mortgage-Backed Obligation — 2.9%
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/48 (A)(B)	12,440,427	12,537,632
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (A)(B)	8,674,845	8,485,122
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (C)	1,000,000	—

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	$10,000,000	$10,852,652
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/58 (A)(B)	2,026,828	2,036,133
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	3,793,992	3,860,323
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	1,472,646	1,511,883
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)	1,481,539	1,516,312
JPMorgan Mortgage Trust, Ser 2019-1, Cl A3
4.000%, 05/25/49 (A)(B)	4,622,806	4,791,893
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.893%, 04/25/43 (A)(B)	170,463,484	2,294,626
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(B)	2,450,023	2,475,420
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	4,349,692	4,459,434
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(B)	1,375,206	1,388,936
Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (A)(B)	2,642,134	2,680,703
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(B)	2,426,045	2,468,288
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (A)(B)	4,083,172	4,152,092
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1
4.000%, 11/25/48 (A)(B)	8,158,131	8,331,486
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1
4.000%, 04/25/49 (A)(B)	6,739,148	6,871,504
Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7
3.500%, 07/25/47 (A)(B)	4,170,856	4,198,163
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.843%, 06/20/44 (A)(B)	2,502,851	2,547,139
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	1,329,542	1,374,040
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	2,090,644	2,154,474
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	2,819,237	2,905,664
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	3,142,902	3,268,427

		97,162,346

Total Mortgage-Backed Securities (Cost $843,184,602)		797,372,709

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 23.0%

Communication Services — 1.1%
AT&T
4.350%, 03/01/29	$5,000,000	$5,618,621
4.300%, 02/15/30	12,905,000	14,510,105
Frontier Communications
8.500%, 04/15/20 (D)	54,892,000	14,694,588
Interpublic Group of
4.750%, 03/30/30	1,000,000	1,035,430
Verizon Communications
3.150%, 03/22/30	1,000,000	1,108,644
Zayo Group Holdings
4.000%, 03/01/27 (B)	1,000,000	969,830

		37,937,218

Consumer Discretionary — 4.6%
Air Canada
7.750%, 04/15/21 (B)	1,995,000	1,945,125
Block Financial
4.125%, 10/01/20	5,200,000	5,217,802
BMW US Capital
3.800%, 04/06/23 (B)	5,000,000	5,212,603
Booking Holdings
4.500%, 04/13/27	1,000,000	1,075,760
Capitol Investment Merger Sub 2
10.000%, 08/01/24 (B)	13,000,000	12,090,000
Carnival
11.500%, 04/01/23 (B)	2,500,000	2,612,108
Choice Hotels International
3.700%, 12/01/29	8,000,000	7,280,800
Expedia
3.800%, 02/15/28	5,915,000	5,131,043
Ford Motor
5.291%, 12/08/46	5,500,000	3,729,715
Ford Motor Credit
4.375%, 08/06/23	2,000,000	1,820,000
2.343%, 11/02/20	4,000,000	3,893,040
GameStop
6.750%, 03/15/21 (B)	500,000	392,500
General Motors Financial
4.000%, 01/15/25	15,126,000	14,187,078
Hyundai Capital America
5.750%, 04/06/23 (B)	16,000,000	16,929,775
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	6,000,000	3,705,000
McDonald’s MTN
2.625%, 01/15/22	3,000,000	3,074,073
Panther BF Aggregator 2
8.500%, 05/15/27 (B)	20,000,000	16,950,000
QVC
5.125%, 07/02/22	500,000	491,250
4.850%, 04/01/24	4,500,000	4,314,375
4.750%, 02/15/27	4,000,000	3,599,600
Staples
10.750%, 04/15/27 (B)	6,350,000	3,619,500
TJX
3.875%, 04/15/30	5,000,000	5,590,926
TransJamaican Highway
5.750%, 10/10/36 (B)	1,500,000	1,395,000
Tupperware Brands
4.750%, 06/01/21	2,000,000	800,000
Under Armour
3.250%, 06/15/26	3,200,000	2,883,278

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

VistaJet Malta Finance
10.500%, 06/01/24 (B)	$33,799,000	$26,954,703

		154,895,054

Energy — 4.3%
Antero Midstream Partners
5.750%, 01/15/28 (B)	15,000,000	11,025,000
Apache
7.750%, 12/15/29	4,138,000	3,850,553
Baytex Energy
8.750%, 04/01/27 (B)	4,000,000	1,520,000
Colbun
3.150%, 03/06/30	200,000	190,500
Exxon Mobil
3.482%, 03/19/30	2,000,000	2,229,414
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,116,490
Noble Holding International
6.050%, 03/01/41	13,462,000	84,138
4.900%, 08/01/20	16,451,000	3,290,200
4.625%, 03/01/21	57,294,000	9,897,538
NuStar Logistics
6.000%, 06/01/26	1,000,000	900,000
Petrobras Global Finance BV
8.750%, 05/23/26	2,000,000	2,220,000
Petroleos Mexicanos
6.840%, 01/23/30 (B)	4,000,000	3,150,000
5.500%, 01/21/21	2,000,000	1,970,000
5.350%, 02/12/28	7,000,000	5,215,070
Seadrill New Finance
12.000% cash/0% PIK, 07/15/25 (B)(E)	57,350,376	25,807,669
Suriname Government International Bond
9.875%, 12/30/23 (B)	8,000,000	3,760,000
Talen Energy Supply
7.250%, 05/15/27 (B)	2,000,000	2,000,000
Tallgrass Energy Partners
6.000%, 03/01/27 (B)	29,150,000	19,384,750
Teekay
9.250%, 11/15/22 (B)	13,750,000	13,475,000
Transocean
8.375%, 12/15/21	20,386,000	7,114,714
7.250%, 11/01/25 (B)	5,000,000	1,900,000
6.500%, 11/15/20	26,308,000	19,370,844
Valero Energy 2.700%, 04/15/23	2,000,000	1,997,169
Weatherford
International 11.000%, 12/01/24 (B)	584,000	432,160

		143,901,209

Financials — 7.8%
Aflac
3.600%, 04/01/30	7,000,000	7,873,879
Anglo American Capital
5.375%, 04/01/25 (B)	1,000,000	1,075,869
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	7,813,311
Athene Holding
6.150%, 04/03/30	10,000,000	10,465,050
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,259,347
Capital One Financial
3.800%, 01/31/28	5,000,000	5,087,698

Description	Face Amount	Value

Citigroup
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	$7,000,000	$7,333,508
Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.003%, 04/30/69	2,000,000	1,647,500
4.500%, 04/01/25	15,000,000	14,164,059
Deutsche Bank NY
3.150%, 01/22/21	85,847,000	85,727,302
Enova International
8.500%, 09/15/25 (B)	15,557,000	13,456,805
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,900,695
First American Financial
4.300%, 02/01/23	1,000,000	1,007,523
Genworth Holdings
7.625%, 09/24/21	8,000,000	7,600,000
Goldman Sachs Group
3.500%, 04/01/25	5,000,000	5,320,333
Huntington Bancshares
2.550%, 02/04/30	3,000,000	2,892,885
KKR Group Finance VII
3.625%, 02/25/50 (B)	20,000,000	17,549,602
Navient
5.000%, 03/15/27	1,000,000	842,000
4.637%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,414,844
PNC Bank
3.250%, 01/22/28	3,000,000	3,257,284
Royal Bank of Canada MTN
12.500%, 03/13/21	5,000,000	3,207,500
10.000%, 08/14/20	25,000,000	12,425,000
9.250%, 02/26/21	5,000,000	2,111,000
9.000%, 03/04/21	5,000,000	2,485,000
8.000%, 02/25/21	5,000,000	2,035,000
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/68	4,000,000	3,817,520
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,226,245
Synchrony Financial
4.500%, 07/23/25	9,905,000	9,727,570
4.375%, 03/19/24	1,000,000	982,546
TMX Finance
11.125%, 04/01/23 (B)	12,250,000	9,218,125
Wachovia
6.605%, 10/01/25	5,650,000	6,568,430

		263,493,430

Health Care — 0.1%
CVS Health
4.000%, 12/05/23	2,000,000	2,156,146

Industrials — 1.4%
American Airlines Group
3.750%, 03/01/25 (B)	5,000,000	2,303,000
Boeing
2.950%, 02/01/30	3,344,000	2,853,689
2.850%, 10/30/24	1,625,000	1,461,435
2.300%, 08/01/21	2,688,000	2,642,479
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,396,112

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

Equifax
3.100%, 05/15/30	$3,000,000	$3,026,878
FedEx
3.100%, 08/05/29	12,000,000	12,142,226
Flowserve
4.000%, 11/15/23	1,000,000	997,121
General Electric MTN
5.875%, 01/14/38	4,377,000	4,974,260
5.300%, 02/11/21	6,000,000	6,143,602
Great Lakes Dredge & Dock
8.000%, 05/15/22	1,410,000	1,438,355
Owens Corning
3.950%, 08/15/29	3,000,000	3,106,558

		48,485,715

Information Technology — 2.8%
Amkor Technology
6.625%, 09/15/27 (B)	1,900,000	1,952,250
Castle US Holding
9.500%, 02/15/28 (B)	1,000,000	940,000
Citrix Systems
3.300%, 03/01/30	21,000,000	21,224,090
Diebold Nixdorf
8.500%, 04/15/24	14,721,000	9,642,255
Jabil
3.600%, 01/15/30	4,496,000	4,190,266
Juniper Networks
3.750%, 08/15/29	10,000,000	10,533,765
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,087,630
3.000%, 10/30/29	2,000,000	2,011,138
Leidos Holdings
4.450%, 12/01/20	4,970,000	4,970,000
MagnaChip Semiconductor
6.625%, 07/15/21	1,200,000	1,164,000
Micron Technology
4.185%, 02/15/27	10,000,000	10,662,104
Motorola Solutions
4.600%, 05/23/29	21,435,000	24,343,163
Oracle
2.800%, 04/01/27	3,000,000	3,219,221

		95,939,882

Materials — 0.6%
Cleveland-Cliffs
6.750%, 03/15/26 (B)	1,500,000	1,308,750
First Quantum Minerals
7.250%, 05/15/22 (B)	20,920,000	19,583,212

		20,891,962

Real Estate — 0.1%
Brookfield Property
5.750%, 05/15/26 ‡(B)	2,000,000	1,600,000

Sovereign — 0.2%
Andina de Fomento
2.750%, 01/06/23	5,000,000	5,119,750

Total Corporate Obligations (Cost $980,271,908)		774,420,366

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 20.1%

Asset Backed Securities — 4.6%
American Credit Acceptance Receivables Trust, Ser 2017-4, Cl C
2.940%, 01/10/24 (B)	$191,673	$191,734
American Credit Acceptance Receivables Trust, Ser 2017-4, Cl D
3.570%, 01/10/24 (B)	1,952,000	1,957,991
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C
2.760%, 09/12/25 (B)	6,500,000	6,429,387
Apidos CLO XI, Ser 2019-11A, Cl BRR
2.835%, VAR ICE LIBOR USD 3 Month+1.700%, 10/17/30 (B)	15,000,000	13,845,390
BCC Funding XVI, Ser 2019-1A, Cl B
2.640%, 09/20/24 (B)	6,000,000	5,868,025
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (B)	500,000	491,059
BlueMountain CLO, Ser 2019-2A, Cl A2R
3.495%, VAR ICE LIBOR USD 3 Month+1.800%, 08/20/32 (B)	23,000,000	21,079,569
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/23 (B)	906,588	907,957
Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.630%, 08/15/24	999,993	1,007,110
Drive Auto Receivables Trust, Ser 2018-3, Cl D
4.300%, 09/16/24	7,966,000	8,071,966
Drive Auto Receivables Trust, Ser 2019-1, Cl C
3.780%, 04/15/25	2,230,000	2,226,345
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/23	4,750,000	4,779,069
DT Auto Owner Trust, Ser 2017-3A, Cl D
3.580%, 05/15/23 (B)	437,730	438,051
DT Auto Owner Trust, Ser 2018-2A, Cl C
3.670%, 03/15/24 (B)	942,123	943,133
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl C
3.970%, 09/15/23 (B)	5,350,000	5,384,855
Flagship Credit Auto Trust, Ser 2017-4, Cl C
2.920%, 11/15/23 (B)	4,466,000	4,429,823
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (B)	5,190,000	5,168,558
Master Credit Card Trust II, Ser 2019-2A, Cl B
2.390%, 01/21/23 (B)	5,582,000	5,575,404
Master Credit Card Trust II, Ser 2019-2A, Cl C
2.830%, 01/21/23 (B)	1,509,000	1,501,775
Oaktree CLO, Ser 2019-3A, Cl B
3.135%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/31 (B)	13,500,000	12,558,416
Oaktree CLO, Ser 2019-4A, Cl B
3.135%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/32 (B)	25,000,000	23,196,700

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

Pawnee Equipment Receivables Series, Ser 2019-1, Cl A1
2.294%, 10/15/20 (B)	$575,520	$575,949
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (B)	2,500,000	2,520,965
Pretium Mortgage Credit Partners I, Ser 2019-NPL3, Cl A1
3.105%, 07/27/59 (B)	4,832,236	4,432,339
Skopos Auto Receivables Trust, Ser 2019-1A, Cl C
3.630%, 09/16/24 (B)	2,300,000	2,055,858
Venture 35 CLO, Ser 2018-35A, Cl BL
2.948%, VAR ICE LIBOR USD 3 Month+1.850%, 10/22/31 (B)	20,000,000	18,544,600
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23	211,446	211,888

		154,393,916

Automotive — 11.5%
Ally Auto Receivables Trust, Ser 2019-2, Cl A2
2.340%, 06/15/22	1,621,690	1,630,366
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	1,302,073	1,302,758
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	1,000,000	1,000,956
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (B)	2,180,000	1,975,050
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D
3.930%, 04/10/24 (B)	4,200,000	4,137,903
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl D
4.140%, 10/15/24 (B)	2,000,000	2,004,750
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F
6.440%, 06/12/25 (B)	4,000,000	3,645,070
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D
4.400%, 01/13/25 (B)	17,605,000	16,686,225
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl F
6.940%, 10/13/25 (B)	1,500,000	1,309,383
American Credit Acceptance Receivables Trust, Ser 2019-1, Cl C
3.500%, 04/14/25 (B)	4,600,000	4,542,069
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D
2.390%, 03/13/26 (B)	2,000,000	1,808,132
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl D
3.420%, 04/18/23	8,570,000	8,608,860
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (B)	5,000,000	5,105,530
CarMax Auto Owner Trust, Ser 2016-4, Cl D
2.910%, 04/17/23	3,500,000	3,528,107

Description	Face Amount	Value

CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	$5,250,000	$5,240,423
CarMax Auto Owner Trust, Ser 2018-1, Cl D
3.370%, 07/15/24	1,485,000	1,427,005
Carmax Auto Owner Trust, Ser 2018-4, Cl D
4.150%, 04/15/25	1,000,000	942,113
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (B)	2,000,000	2,006,792
Carnow Auto Receivables Trust, Ser 2019-1A, Cl A
2.720%, 11/15/22 (B)	8,256,694	8,216,869
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (B)	8,000,000	6,008,056
Carvana Auto Receivables Trust, Ser 2019-2A, Cl B
2.740%, 12/15/23 (B)	9,000,000	8,888,573
Carvana Auto Receivables Trust, Ser 2019-3A, Cl E
4.600%, 07/15/26 (B)	5,000,000	3,870,935
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (B)	6,000,000	4,581,893
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	3,998,194
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	5,250,000	5,300,456
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,042,905
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	10,144,933
CPS Auto Receivables Trust, Ser 2016-B, Cl C
4.220%, 03/15/22 (B)	566,211	566,882
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	6,644,702
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	7,870,344
CPS Auto Receivables Trust, Ser 2017-B, Cl D
3.950%, 03/15/23 (B)	3,500,000	3,503,089
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (B)	6,055,000	4,786,168
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (B)	3,747,563	3,570,084
Drive Auto Receivables Trust, Ser 2016-BA, Cl D
4.530%, 08/15/23 (B)	1,052,999	1,059,970

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	$7,835,000	$7,898,584
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,511,590
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (B)	2,750,000	2,797,194
DT Auto Owner Trust, Ser 2018-3A, Cl D
4.190%, 07/15/24 (B)	10,000,000	9,765,128
DT Auto Owner Trust, Ser 2019-4A, Cl C
2.730%, 07/15/25 (B)	2,000,000	1,952,056
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (B)	4,500,000	3,336,398
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	4,320,108	4,324,415
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (B)	5,500,000	5,417,762
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl C
2.790%, 05/15/24 (B)	7,000,000	6,854,018
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (B)	2,500,000	2,184,793
First Investors Auto Owner Trust, Ser 2019-1A, Cl D
3.550%, 04/15/25 (B)	1,700,000	1,576,804
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (B)	4,000,000	3,733,972
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (B)	5,510,000	6,081,856
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (B)	5,300,000	5,829,173
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,043,888
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	15,779,460
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (B)	5,000,000	5,039,900
Flagship Credit Auto Trust, Ser 2018-2, Cl C
3.890%, 09/16/24 (B)	11,286,000	11,387,866
Flagship Credit Auto Trust, Ser 2018-3, Cl D
4.150%, 12/16/24 (B)	568,000	529,482
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (B)	7,931,000	6,527,952
Ford Credit Auto Owner Trust, Ser 2019-A, Cl B
3.020%, 10/15/24	15,000,000	15,527,765
Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C
3.470%, 12/15/22 (B)	2,200,000	2,201,128

Description	Face Amount	Value

Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (B)	$4,650,000	$4,663,168
Foursight Capital Automobile Receivables Trust, Ser 2020-1, CI E
3.490%, 04/15/26 (B)	1,300,000	1,077,585
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (B)	6,000,000	5,530,847
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (B)	5,000,000	4,719,190
GLS Auto Receivables Trust, Ser 2016-1A, Cl D
9.130%, 01/18/22 (B)	7,075,000	7,217,285
GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl B
2.320%, 12/16/24	2,250,000	2,265,436
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (B)	1,500,000	1,079,712
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (B)	2,000,000	2,025,327
MelTel Land Funding, Ser 2019-1A, Cl B
4.701%, 04/15/49 (B)	1,300,000	1,248,788
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (B)	7,245,517	7,248,572
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (B)	586,974	546,199
OSCAR US Funding Trust V, Ser 2016-2A, Cl A4
2.990%, 12/15/23 (B)	9,433,519	9,504,689
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (B)	5,500,000	5,510,562
Prestige Auto Receivables Trust, Ser 2019-1A, Cl C
2.700%, 10/15/24 (B)	6,095,000	6,047,304
Pretium Mortgage Credit Partners I, Ser 2020-NPL1, Cl A2
3.967%, 05/27/59 (B)	7,000,000	5,284,887
RCO V Mortgage, Ser 2019-2, Cl A1
3.475%, 11/25/24 (B)	9,163,861	8,879,407
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (B)	11,000,000	10,856,995
United Auto Credit Securitization Trust, Ser 2018-1, Cl E
4.840%, 08/10/23 (B)	5,000,000	5,008,939
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	5,988,078	5,999,927
Westlake Automobile Receivables Trust, Ser 2018-1A
3.410%, 09/15/22	13,195,000	13,183,631

		387,155,179

Consumer Discretionary — 0.2%
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (B)	3,000,000	2,849,381

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (B)	$6,000,000	$4,653,701

		7,503,082

Credit Card — 0.6%
Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A
5.540%, 11/15/23 (B)	13,000,000	13,263,558
Synchrony Card Funding, Ser 2019-A2, Cl A
2.340%, 06/15/25	2,000,000	2,001,965
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	6,000,000	5,921,588

		21,187,111

Financials — 0.4%
BXMT, Ser 2020-FL2, Cl A
1.651%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (B)	13,000,000	12,247,235
PRPM, Ser 2019-4A, Cl A1
3.351%, 11/25/24 (B)	1,914,903	1,767,781

		14,015,016

Information Technology — 0.1%
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (B)	1,300,000	1,269,548

Other Asset-Backed Securities — 1.9%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	2,147,545	2,336,727
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	702,978	836,561
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	1,867,625	2,075,115
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (B)	4,910,004	4,157,551
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (B)	1,737,035	1,182,174
CFG Investments, Ser 2019-1, Cl A
5.560%, 08/15/29 (B)	7,800,000	6,205,922
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (B)	6,000,000	5,917,184
Credibly Asset Securitization, Ser 2018-1A, Cl C
6.760%, 11/15/23 (B)(C)	5,201,000	986,110
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	10,681,489	8,663,798
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (B)(C)	6,000,000	1,567,200
Harvest SBA Loan Trust, Ser 2018-1, Cl A
2.737%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (B)	5,498,304	5,186,417
Kabbage Funding, Ser 2019-1, Cl A
3.825%, 03/15/24 (B)	9,600,000	9,236,890

Description	Face Amount	Value

Orange Lake Timeshare Trust, Ser 2019-A,
Cl C 3.610%, 04/09/38 (B)	$3,557,372	$3,267,962
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	2,240,990	1,173,455
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (B)	3,558,000	3,574,601
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	3,368,750	3,241,132
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	2,995,483	3,094,887
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (B)	2,375,000	2,276,454

		64,980,140

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
3.716%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,798,555
College Ave Student Loans, Ser 2018-A, Cl A1
1.687%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (B)	3,207,060	3,084,908
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	4,469,678	4,541,509
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,364,102
SLM Student Loan Trust, Ser 2012-7, Cl B
2.287%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,547,492

		26,336,566

Total Asset-Backed Securities (Cost $711,857,338)		676,840,558

COLLATERALIZED LOAN OBLIGATIONS — 14.0%

Collateralized Loan Obligation — 14.0%
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
2.749%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	2,993,565	2,934,975
Apidos XXVIII, Ser 2017-28A, Cl A2
2.535%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,013,315
Avery Point IV CLO, Ser 2017-1A, Cl BR
2.591%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,320,397
BCC Middle Market, Ser 2018-1A, Cl A1A
2.685%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (B)	21,000,000	19,679,352
Benefit Street Partners CLO IV, Ser 2019- IVA, Cl A1RR
2.385%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/29 (B)	10,000,000	9,698,400

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
2.385%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	$15,000,000	$14,470,245
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
7.735%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	1,837,130
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
2.235%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	5,450,000	5,212,069
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	4,500,000	3,864,046
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
2.491%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (B)	24,958,221	23,229,865
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
3.161%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (B)	7,000,000	6,468,252
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
2.041%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (B)	14,881,244	14,325,697
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
2.541%, VAR ICE LIBOR USD 3 Month+1.550%, 07/27/31 (B)	9,000,000	8,186,130
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
2.359%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (B)	15,845,000	15,119,267
Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A
2.969%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/32 (B)	10,000,000	9,148,430
CIFC Funding, Ser 2018-1A, Cl A
2.135%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	10,000,000	9,487,640
CIFC Funding, Ser 2018-1A, Cl C
2.885%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,738,818
Dryden 68 CLO, Ser 2019-68A, Cl B
2.959%, VAR ICE LIBOR USD 3 Month+1.740%, 07/15/32 (B)	11,750,000	11,102,798
Emerson Park, Ser 2017-1A, Cl DR
4.619%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,249,327
Fortress Credit Opportunities IX, Ser 2017-9A, Cl A1T
3.242%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	21,000,000	19,943,049
Galaxy XXI, Ser 2015-21A, Cl AR
2.155%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	4,746,560

Description	Face Amount	Value

GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
3.574%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (B)	$15,000,000	$14,091,990
Golub Capital Partners CLO 34M, Ser 2019-34A, Cl AR
3.441%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (B)	7,000,000	6,554,527
Golub Capital Partners, Ser 2017-17A, Cl A1R
2.641%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	8,490,087
Golub Capital Partners, Ser 2017-19RA, Cl A1A
2.291%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	19,318,940
Golub Capital Partners, Ser 2017-21A, Cl AR
2.461%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	10,337,569
Golub Capital Partners, Ser 2017-21A, Cl CR
3.441%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,659,174
Golub Capital Partners, Ser 2017-22A, Cl AR
2.315%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	9,000,000	8,538,183
Golub Capital Partners, Ser 2017-23A, Cl AR
2.335%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	18,980,900
Golub Capital Partners, Ser 2017-23A, Cl BR
2.685%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,565,232
Golub Capital Partners, Ser 2017-24A, Cl AR
3.341%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	8,942,683
Golub Capital Partners, Ser 2017-24A, Cl DR
5.641%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	2,207,007
Golub Capital Partners, Ser 2018-26A, Cl BR
2.685%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	12,000,000	10,674,000
Golub Capital Partners, Ser 2018-36A, Cl A
3.041%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	10,250,053
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
2.256%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (B)	13,000,000	11,669,151
MCF IV, Ser 2017-1A, Cl AR
2.685%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	9,506,750
MCF IV, Ser 2017-1A, Cl CR
3.785%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	3,000,000	2,605,653

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

NewStar Berkeley Fund CLO, Ser 2019-1A, Cl AR
2.591%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (B)	$5,000,000	$4,812,800
NXT Capital, Ser 2017-1A, Cl A
2.835%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	8,645,499
Oak Hill Credit Partners X-R, Ser 2018-10RA, Cl B
2.885%, VAR ICE LIBOR USD 3 Month+1.750%, 12/12/30 (B)	8,000,000	7,637,120
Oak Hill Credit Partners X-R, Ser 2018-10RA, Cl C
3.335%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (B)	5,100,000	4,636,339
Oaktree EIF II, Ser 2017-IIIA, Cl A2
2.585%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	6,794,294
Octagon Investment Partners XX, Ser 2019-4A, Cl B
3.613%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (B)	9,500,000	9,054,393
OHA Credit Partners VII, Ser 2016-7A, Cl DR
5.895%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	5,820,029
OZLM Funding IV, Ser 2017-4A, Cl A2R
2.798%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	4,615,240
OZLM XVI, Ser 2017-16A, Cl A1
2.952%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	9,628,130
Parallel, Ser 2015-1A, Cl AR
1.985%, VAR ICE LIBOR USD 3 Month+0.850%, 07/20/27 (B)	2,703,213	2,634,424
Sudbury Mill, Ser 2013-1A, Cl E
5.885%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	836,391
Thayer Park, Ser 2017-1A, Cl B
3.485%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	8,782,570
Venture 37 CLO, Ser 2019-37A, Cl BN
3.119%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/32 (B)	10,000,000	9,075,170
Venture XIX, Ser 2018-19A, Cl ARR
2.479%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (B)	19,250,000	18,382,364
Zais, Ser 2017-1A, Cl A2
2.719%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	11,250,000	10,258,335
Zais, Ser 2018-1A, Cl B
2.669%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,634,410

Total Collateralized Loan Obligations (Cost $504,342,758)		470,415,169

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bond
2.000%, 02/15/50	5,000,000	5,897,852

Description	Face Amount	Value

U.S. Treasury Inflationary Protection Securities
1.125%, 01/15/21	$5,912,550	$5,865,843
1.000%, 02/15/46 to 02/15/48	17,040,220	22,331,061
0.875%, 01/15/29	30,733,800	34,212,739
U.S. Treasury Note
1.500%, 02/15/30	20,000,000	21,660,938
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	236,382,812
2.375%, 08/15/24 to 05/15/29	93,000,000	104,077,578
1.500%, 08/15/26	25,000,000	26,580,078
U.S. Treasury STRIPS
3.356%, 02/15/46 (F)	2,000,000	1,387,477
United States Treasury Bill
0.226%, 10/15/20 (F)(G)(H)	5,000,000	4,997,390

Total U.S. Treasury Obligations (Cost $403,503,837)		463,393,768

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB
3.270%, 06/26/34	20,000,000	20,042,230
3.000%, 07/29/32	5,500,000	5,518,596
2.920%, 04/29/26	5,635,000	5,880,365
2.770%, 07/24/28	10,000,000	10,039,834
2.590%, 08/27/29	5,000,000	5,028,250
FHLB
2.200%, 06/28/24	15,000,000	15,254,488

Total U.S. Government Agency Obligations (Cost $61,132,629)		61,763,763

MUNICIPAL BONDS — 1.0%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,425,000
California State, Build America Bonds, GO Callable 06/01/20 @ 100
7.950%, 03/01/36	315	316
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22	806,474	770,183
3.200%, 06/01/21	804,988	768,764
Dallas County, Schools Tax, GO
4.000%, 06/01/19	784,793	776,945
3.000%, 06/01/19	476,529	471,764
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	8,374,499	5,108,444
Mission, Economic Development, RB Callable 12/01/20 @ 300
10.875%, 12/01/28(C)(D)	3,315,000	33,150
9.750%, 12/01/25(C)(D)	3,045,000	30,450
8.550%, 12/01/21(C)(D)	2,125,000	1,663,748
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, Callable 06/01/20 @ 100
8.000%, 05/15/29	5,000,000	5,015,500

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount/Shares	Value

San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	$4,400,000	$4,459,444
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,070,000	1,069,668
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,376,558
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,958,284
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	4,066,890

Total Municipal Bonds (Cost $40,336,478)		33,995,108

SOVEREIGN DEBT — 0.4%

Government — 0.4%
Argentine Republic Government International Bond
6.875%, 04/22/21 to 01/11/48	14,502,000	3,652,707
Brazilian Government International Bond
4.625%, 01/13/28	2,000,000	2,067,020
Kenya Government International Bond
7.250%, 02/28/28 to 02/28/28 (B)	4,000,000	3,589,120
Oman Government International Bond
6.500%, 03/08/47 (B)	2,000,000	1,397,900
Provincia de Buenos Aires
7.875%, 06/15/27 (B)	300,000	79,500
Turkey Government International Bond
6.125%, 10/24/28	1,000,000	907,600
4.250%, 04/14/26	1,000,000	858,756
Ukraine Government International Bond
7.750%, 09/01/20	2,000,000	1,941,032

Total Sovereign Debt (Cost $23,021,021)		14,493,635

COMMON STOCK — 0.0%
Seadrill Ltd.*	39,323	22,556
Seadrill New Finance Ltd.	206,695	111,972

Total Common Stock (Cost $536,742)		134,528

CASH EQUIVALENT — 1.4%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $47,703,547)	47,703,547	47,703,547

Total Investments — 99.0% (Cost $3,615,890,860)		$3,340,533,151

Percentages are based on Net Assets of $3,375,332,571.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2020.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2020 was $1,627,232,667 and represents 48.2% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security in default on interest payments.
(E)	Distributions are paid-in-kind.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(G)	At amortized cost
(H)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

CPI YOY- Consumer Price Index Year Over Year

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$797,372,709	$—	$797,372,709
Corporate Obligations	—	774,420,366	—	774,420,366
Asset-Backed Securities	—	674,287,248	2,553,310	676,840,558
Collateralized Loan Obligations	—	470,415,169	—	470,415,169
U.S. Treasury Obligations	463,393,768	—	—	463,393,768
U.S. Government Agency Obligations	—	61,763,763	—	61,763,763
Municipal Bonds	—	32,267,760	1,727,348	33,995,108
Sovereign Debt	—	14,493,635	—	14,493,635
Common Stock	134,528	—	—	134,528
Cash Equivalent	47,703,547	—	—	47,703,547

Total Investments in Securities	$511,231,843	$2,825,020,650	$4,280,658	$3,340,533,151

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 36.0%

Communication Services — 3.5%
Frontier Communications
8.500%, 04/15/20 (A)	$1,000,000	$267,700
Gogo Intermediate Holdings
9.875%, 05/01/24 (B)	375,000	307,500
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (B)	1,000,000	1,039,600
Photo Holdings Merger Sub
8.500%, 10/01/26 (B)	1,500,000	1,298,775
Sprint
7.875%, 09/15/23	1,500,000	1,685,775
Twitter
3.875%, 12/15/27 (B)	2,000,000	1,995,000

		6,594,350

Consumer Discretionary — 10.0%
Beazer Homes USA
7.250%, 10/15/29 (B)	1,000,000	780,000
Choice Hotels International
3.700%, 12/01/29	2,000,000	1,820,200
Dillard’s
7.000%, 12/01/28	500,000	374,661
Expedia
3.800%, 02/15/28	2,000,000	1,734,926
Expedia Group
7.000%, 05/01/25 (B)	500,000	508,722
Ford Motor Credit
3.087%, 01/09/23	1,000,000	899,687
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (B)	400,000	423,417
GameStop
6.750%, 03/15/21 (B)	500,000	392,500
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	2,000,000	1,235,000
MGM Resorts International
6.750%, 05/01/25	1,000,000	980,120
Neiman Marcus Group
8.000%, 10/25/24 (A)(B)	373,000	29,840
Panther BF Aggregator
2 8.500%, 05/15/27 (B)	3,000,000	2,542,500
QVC
5.450%, 08/15/34	1,000,000	779,900
4.850%, 04/01/24	500,000	479,375
4.750%, 02/15/27	1,000,000	899,900
Staples
10.750%, 04/15/27 (B)	1,500,000	855,000
Under Armour
3.250%, 06/15/26	2,000,000	1,802,049
VistaJet Malta Finance
10.500%, 06/01/24 (B)	3,000,000	2,392,500

		18,930,297

Energy — 5.3%
Andeavor
5.375%, 10/01/22	1,390,000	1,363,265
Barclays
4.375%, 09/11/24	1,500,000	1,547,809
Cimarex Energy
4.375%, 06/01/24	1,000,000	917,654
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/25 (B)	1,500,000	1,500,573

Description	Face Amount	Value

Lloyds Banking Group
4.500%, 11/04/24	$500,000	$531,541
Murphy Oil
6.875%, 08/15/24	500,000	355,000
5.750%, 08/15/25	1,000,000	690,000
Springleaf Finance
5.375%, 11/15/29	500,000	415,095
Teekay
9.250%, 11/15/22 (B)	2,080,000	2,038,400
Transocean
7.250%, 11/01/25 (B)	1,500,000	570,000

		9,929,337

Financials — 3.8%
Athene Holding
6.150%, 04/03/30	500,000	523,252
Credit Suisse Group
4.282%, 01/09/28 (B)	500,000	539,718
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	1,059,676
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/28	500,000	450,432
Deutsche Bank NY
3.950%, 02/27/23	1,000,000	996,788
HSBC Holdings
6.500%, 09/15/37	1,500,000	2,066,563
UBS
5.125%, 05/15/24	1,500,000	1,582,416

		7,218,845

Health Care — 0.8%
Express Scripts Holding
3.400%, 03/01/27	1,500,000	1,542,072

Industrials — 5.7%
AerCap Ireland Capital DAC
4.500%, 05/15/21	1,000,000	970,566
Builders FirstSource
6.750%, 06/01/27 (B)	1,000,000	1,030,000
Great Lakes Dredge & Dock
8.000%, 05/15/22	2,010,000	2,050,421
Masco
7.750%, 08/01/29	1,088,000	1,412,856
Owens Corning
3.950%, 08/15/29	2,000,000	2,071,039
Resideo Funding
6.125%, 11/01/26 (B)	1,000,000	875,000
Southwest Airlines
3.450%, 11/16/27	2,500,000	2,320,361

		10,730,243

Information Technology — 4.6%
Avnet
4.625%, 04/15/26	1,000,000	1,072,172
Castle US Holding
9.500%, 02/15/28 (B)	1,000,000	940,000
Diebold Nixdorf
8.500%, 04/15/24	1,500,000	982,500
Keysight Technologies
4.600%, 04/06/27	1,000,000	1,119,118
MagnaChip Semiconductor
6.625%, 07/15/21	1,750,000	1,697,500

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

Motorola Solutions
4.600%, 05/23/29	$1,175,000	$1,334,417
Plantronics
5.500%, 05/31/23 (B)	500,000	396,150
VeriSign
4.750%, 07/15/27	1,000,000	1,065,210

		8,607,067

Materials — 2.3%
First Quantum Minerals
7.250%, 05/15/22 (B)	1,500,000	1,404,150
NOVA Chemicals
4.875%, 06/01/24 (B)	1,000,000	897,500
Vale Overseas
6.250%, 08/10/26	1,000,000	1,096,000
WRKCo
3.375%, 09/15/27	1,000,000	1,034,600

		4,432,250

Total Corporate Obligations (Cost $73,857,269)		67,984,461

ASSET-BACKED SECURITIES — 28.0%

Automotive — 22.7%
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	2,000,000	2,001,912
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (B)	2,500,000	2,264,965
American Express Credit Account Master Trust, Ser 2018-5, Cl A
1.154%, VAR ICE LIBOR USD 1 Month+0.340%, 12/15/25	8,500,000	8,384,533
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (B)	1,500,000	1,473,178
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (B)	507,931	430,091
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (B)	400,854	272,809
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (B)	2,000,000	2,006,792
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (B)	1,584,000	1,189,595
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (B)	1,000,000	763,649
CLI Funding, Ser 2018-1A, Cl B
4.930%, 04/18/43 (B)	788,809	746,218
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (B)	1,500,000	1,479,296
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	2,000,000	2,016,231
DT Auto Owner Trust 2019-4, Ser 2019-4A, Cl E
3.930%, 10/15/26 (B)	2,000,000	1,832,402
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (B)	1,500,000	1,525,742

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	$1,296,032	$1,297,325
First Investors Auto Owner Trust 2016-2, Ser 2016-2A, Cl E
5.750%, 09/15/23 (B)	1,250,000	1,240,064
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (B)	900,000	938,194
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	1,480,035	1,498,620
Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A
5.540%, 11/15/23 (B)	2,000,000	2,040,547
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	1,873,945	1,519,965
Kabbage Funding, Ser 2019-1, Cl A
3.825%, 03/15/24 (B)	1,000,000	962,176
Kabbage Funding, Ser 2019-1, Cl C
4.611%, 03/15/24 (B)	789,000	61,628
MelTel Land Funding, Ser 2019-1A, Cl C
6.070%, 04/15/49 (B)	500,000	453,210
Mosaic Solar Loans 2017-2, Ser 2017-2A, Cl B
4.770%, 06/22/43 (B)	391,405	365,822
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (B)	805,057	805,397
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (B)	1,500,000	1,512,579
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	373,498	195,576
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (B)	1,500,000	1,480,499
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (B)	988,333	992,945
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/43 (B)	978,333	991,939

		42,743,899

Consumer Discretionary — 3.8%
CPS Auto Receivables Trust 2015-C, Ser 2015-C, Cl F
7.510%, 11/15/22 (B)	1,500,000	1,466,541
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (B)	1,100,000	1,099,854
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	1,500,000	1,533,393
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	1,155,000	1,136,281
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (B)	500,000	395,224

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (B)	$2,000,000	$1,551,234

		7,182,527

Financials — 1.0%
BXMT, Ser 2020-FL2, Cl A
1.651%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (B)	1,000,000	942,095
CFG Investments, Ser 2019-1, Cl A
5.560%, 08/15/29 (B)	1,200,000	954,757

		1,896,852

Information Technology — 0.5%
Avid Automobile Receivables Trust 2019-1, Ser 2019-1, Cl E
6.760%, 05/17/27 (B)	1,000,000	954,572

Total Asset-Backed Securities (Cost $55,871,084)		52,777,850

COLLATERALIZED LOAN OBLIGATIONS — 25.5%

Automotive — 25.5%
BCC Middle Market CLO 2018-1, Ser 2018-1A, Cl B
4.135%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (B)	1,000,000	855,921
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl CR
5.035%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (B)	2,000,000	1,675,412
Benefit Street Partners CLO IV, Ser 2016-IVA, Cl DR
8.385%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (B)	3,000,000	1,692,030
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
7.735%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	2,500,000	918,565
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	1,250,000	1,073,346
CARLYLE US CLO 2018-1, Ser 2018-1A, Cl B
2.985%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (B)	2,000,000	1,730,766
Chenango Park CLO, Ser 2018-1A, Cl B
3.069%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (B)	1,000,000	891,762
CIFC Funding, Ser 2018-1A, Cl C
2.885%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	500,000	434,704
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl C
4.342%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (B)	1,400,000	1,196,675
Galaxy XXIX CLO, Ser 2018-29A, Cl D
4.092%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (B)	500,000	412,116

Description	Face Amount	Value

Golub Capital Partners CLO 17, Ser 2017- 17A, Cl BR
3.891%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (B)	$1,500,000	$1,272,383
Golub Capital Partners CLO 19B-R, Ser 2017-19RA, Cl B
3.541%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (B)	2,000,000	1,799,178
Golub Capital Partners CLO 22B, Ser 2017-22A, Cl CR
2.985%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (B)	1,500,000	1,273,815
Golub Capital Partners Clo 23M, Ser 2017-23A, Cl CR
2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (B)	2,000,000	1,690,534
Golub Capital Partners Clo 36m, Ser 2018-36A, Cl B
3.391%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (B)	2,000,000	1,692,092
Golub Capital Partners Clo 36m, Ser 2018-36A, Cl C
3.841%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (B)	1,500,000	1,219,043
Golub Capital Partners, Ser 2017-21A, Cl CR
3.441%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	3,000,000	2,488,761
Golub Capital Partners, Ser 2017-23A, Cl BR
2.685%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	1,000,000	891,308
Golub Capital Partners, Ser 2017-24A, Cl DR
5.641%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	2,000,000	1,471,338
Golub Capital Partners, Ser 2018-26A, Cl BR
2.685%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	1,000,000	889,500
Jay Park CLO, Ser 2018-1A, Cl BR
3.135%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (B)	1,000,000	916,755
LCM XXII, Ser 2018-22A, Cl BR
3.135%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (B)	1,500,000	1,379,184
Madison Park Funding XII, Ser 2014-12A, Cl D
4.635%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (B)	3,000,000	2,754,345
MCF CLO VIII, Ser 2018-1A, Cl B
2.885%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (B)	3,000,000	2,587,515
MCF IV, Ser 2017-1A, Cl CR
3.785%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	1,000,000	868,551
Northwoods Capital XV, Ser 2017-15A, Cl C
3.766%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (B)	1,000,000	901,446
OZLM Funding IV, Ser 2017-4A, Cl BR
3.298%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (B)	2,000,000	1,758,094

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

OZLM XVI, Ser 2017-16A, Cl B 4.242%,
VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (B)	$1,000,000	$911,048
Race Point IX CLO, Ser 2017-9A, Cl BR
3.369%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (B)	4,000,000	3,405,972
Race Point IX CLO, Ser 2017-9A, Cl DR
8.119%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (B)	2,000,000	1,075,674
Sudbury Mill, Ser 2013-1A, Cl E
5.885%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	4,700,000	2,620,692
TCI-Symphony CLO 2016-1, Ser 2018-1A, Cl BR
2.961%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (B)	2,000,000	1,847,758
Thayer Park CLO, Ser 2017-1A, Cl D
7.235%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (B)	1,000,000	662,281
Zais Clo 6, Ser 2017-1A, Cl C
4.019%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (B)	1,000,000	893,197

Total Collateralized Loan Obligations (Cost $59,768,213)		48,151,761

MORTGAGE-BACKED SECURITIES — 4.9%

Commercial Mortgage-Backed Obligation — 3.9%
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.997%, 02/15/41 (B)(C)	574,219	33,534
FREMF 2017-K71 Mortgage Trust, Ser K71, Cl B
3.882%, 11/25/50 (B)(C)	1,250,000	1,264,229
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 04/25/48 (B)(C)	1,000,000	937,236
FREMF Mortgage Trust, Ser K70, Cl B
3.934%, 12/25/49 (B)(C)	2,000,000	1,987,200
FREMF Mortgage Trust, Ser K722, Cl B
3.975%, 07/25/49 (B)(C)	1,500,000	1,519,252
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.755%, 05/10/45 (B)(C)	1,000,000	963,262
WFRBS Commercial Mortgage Trust, Ser C25, Cl D
3.803%, 11/15/47 (B)(C)	1,000,000	708,668

		7,413,381

Information Technology — 1.0%
Commercial Mortgage Trust, Ser DC1, Cl D
4.455%, 02/10/48 (B)(C)	1,517,000	958,513
Commercial Mortgage Trust, Ser UBS6, Cl C
4.595%, 12/10/47 (C)	1,000,000	827,826

		1,786,339

Total Mortgage-Backed Securities (Cost $10,220,827)		9,199,720

Description	Shares	Value

COMMON STOCK — 0.1%
Erickson*(D)	3,761	$143,445

Total Common Stock (Cost $1,829,567)		143,445

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding
10.000%, 06/07/29 (B)	76,092	45,655

Total Preferred Stock (Cost $76,092)		45,655

CASH EQUIVALENT — 5.4%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $10,209,258)	10,209,258	10,209,258

Total Investments — 99.9% (Cost $211,832,310)		$188,512,150

Percentages are based on Net Assets of $188,791,692.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2020.
(A)	Security in default on interest payments.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2020 was $119,919,656 and represents 63.5% of Net Assets.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$67,984,461	$—	$67,984,461
Asset-Backed Securities	—	52,777,850	—	52,777,850
Collateralized Loan Obligations	—	48,151,761	—	48,151,761
Mortgage-Backed Securities	—	9,199,720	—	9,199,720
Common Stock	—	—	143,445	143,445
Preferred Stock	—	45,655	—	45,655
Cash Equivalent	10,209,258	—	—	10,209,258

Total Investments in Securities	$10,209,258	$178,159,447	$143,445	$188,512,150

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 49.6%

Automotive — 37.2%
AccessLex Institute, Ser 2002-A, Cl A2
4.000%, 09/25/37 (A)	$350,000	$345,448
Ally Auto Receivables Trust, Ser 2019-2, Cl A2
2.340%, 06/15/22	1,323,829	1,330,911
American Credit Acceptance Receivables Trust 2020-1, Ser 2020-1, Cl C
2.190%, 03/13/26 (B)	5,000,000	4,802,256
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,004,589
Canadian Pacer Auto Receivables Trust 2020-1, Ser 2020-1A, Cl C
2.490%, 05/19/26 (B)	4,500,000	4,306,248
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (B)	2,550,000	2,549,443
Carnow Auto Receivables Trust, Ser 2019-1A, Cl A
2.720%, 11/15/22 (B)	1,708,282	1,700,042
CPS Auto Receivables Trust, Ser 2018-D, Cl D
4.340%, 09/16/24 (B)	1,500,000	1,456,281
Credit Acceptance Auto Loan Trust 2018-2, Ser 2018-2A, Cl C
4.160%, 09/15/27 (B)	4,500,000	4,522,839
Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl B
3.750%, 04/17/28 (B)	2,700,000	2,691,454
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (B)	1,499,025	1,428,034
Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl C
2.360%, 03/16/26	2,750,000	2,635,542
DT Auto Owner Trust 2020-1, Ser 2020-1A, Cl D
2.550%, 11/17/25 (B)	5,500,000	5,053,145
DT Auto Owner Trust, Ser 2018-3A, Cl D
4.190%, 07/15/24 (B)	5,000,000	4,882,564
DT Auto Owner Trust, Ser 2019-4A, Cl C
2.730%, 07/15/25 (B)	2,000,000	1,952,056
Exeter Automobile Receivables Trust 2020-1, Ser 2020-1A, Cl C
2.490%, 01/15/25 (B)	1,500,000	1,444,097
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (B)	3,000,000	2,955,143
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl B
3.060%, 05/15/23 (B)	3,200,000	3,206,229
First Investors Auto Owner Trust 2019-2, Ser 2019-2A, Cl B
2.470%, 01/15/25 (B)	6,000,000	5,933,889
First Investors Auto Owner Trust, Ser 2017-1A, Cl D
3.600%, 04/17/23 (B)	5,000,000	5,021,712

Description	Face Amount	Value

First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (B)	$3,000,000	$2,800,479
Flagship Credit Auto Trust 2018-1, Ser 2018-1, Cl B
3.130%, 01/17/23 (B)	650,000	652,527
Flagship Credit Auto Trust 2019-3, Ser 2019-3, Cl C
2.740%, 10/15/25 (B)	6,686,000	6,560,040
Flagship Credit Auto Trust 2019-4, Ser 2019-4, Cl B
2.530%, 11/17/25 (B)	4,550,000	4,494,853
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (B)	73,156	73,264
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (B)	4,935,000	5,027,273
Ford Credit Auto Owner Trust 2019-B, Ser 2019-B, Cl B
2.400%, 11/15/24	1,365,000	1,373,857
Foursight Capital Automobile Receivables Trust 2020-1, Ser 2020-1, Cl D
2.600%, 01/15/26 (B)	2,100,000	1,922,697
GLS Auto Receivables Issuer Trust 2019-4, Ser 2019-4A, Cl A
2.470%, 11/15/23 (B)	2,760,627	2,751,384
GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4
2.680%, 12/20/21	2,000,000	2,003,096
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/23	1,240,000	1,250,687
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/22 (B)	3,000,000	2,790,272
Master Credit Card Trust II Series 2018-1, Ser 2018-1A, Cl A
1.163%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/24 (B)	5,000,000	4,798,576
Master Credit Card Trust II, Ser 2019-2A, Cl A
1.063%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/23 (B)	3,500,000	3,460,604
Master Credit Card Trust, Ser 2019-1A, Cl A
1.153%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/22 (B)	3,000,000	2,972,486
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/23 (B)	1,500,000	1,499,206
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3
2.120%, 04/18/22	2,071,014	2,082,324
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (B)	3,750,000	3,729,091
OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3
3.390%, 09/12/22 (B)	1,250,000	1,268,659
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (B)	1,015	1,022

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (B)	$955,278	$957,896
Pawnee Equipment Receivables Series 2019-1, Ser 2019-1, Cl A2
2.290%, 10/15/24 (B)	1,900,000	1,894,105
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (B)	5,000,000	5,009,602
Santander Drive Auto Receivables Trust 2018-4, Ser 2018-4, Cl C
3.560%, 07/15/24	1,250,000	1,259,311
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.290%, 10/17/22	824,863	825,684
SoFi Consumer Loan Program, Ser 2019-1, Cl B
3.450%, 02/25/28 (B)	2,400,000	2,314,820
Synchrony Card Funding, Ser 2019-A1, Cl A
2.950%, 03/15/25	2,410,000	2,430,487
Synchrony Card Issuance Trust, Ser 2018- A1, Cl A
3.380%, 09/15/24	3,100,000	3,180,165
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (B)	3,943,333	3,869,079
Volvo Financial Equipment, Ser 2018-1A, Cl A4
2.760%, 10/17/22 (B)	4,500,000	4,502,948
Westlake Automobile Receivables Trust 2018-2, Ser 2018-2A, Cl E
4.860%, 01/16/24 (B)	5,000,000	4,973,160
Westlake Automobile Receivables Trust 2019-2, Ser 2019-2A, Cl C
2.840%, 07/15/24 (B)	2,650,000	2,569,140
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	1,686,783	1,690,120
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl M
2.330%, 04/15/25	2,000,000	1,969,717
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,539,973
World Omni Auto Receivables Trust, Ser 2018-C, Cl A3
3.130%, 11/15/23	3,000,000	3,051,863
World Omni Automobile Lease Securitization Trust, Ser 2019-A, Cl A4
3.010%, 07/15/24	1,750,000	1,778,868

		154,551,257

Credit Cards — 8.6%
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
1.224%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	4,947,059
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
1.394%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	9,000,000	8,933,879

Description	Face Amount	Value

Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
1.287%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/26	$7,000,000	$6,880,289
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
1.174%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	4,957,871
Golden Credit Card Trust, Ser 2019-1A, Cl A
1.264%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/22 (B)	5,000,000	4,925,516
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
0.967%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/24 (B)	5,000,000	4,950,208

		35,594,822

Other Asset-Backed Securities — 0.7%
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (B)	436,075	434,100
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (B)	409,991	410,121
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (B)	1,109,162	1,071,938
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (B)	1,133,333	1,120,129

		3,036,288

Student Loan — 3.1%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	1,728,702	1,756,484
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (B)	3,000,000	2,736,422
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	4,000,000	3,745,641
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (B)	3,000,000	2,629,069
SLM Student Loan Trust, Ser 2013-2, Cl B
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,764,971

		12,632,587

Total Asset-Backed Securities (Cost $208,011,890)		205,814,954

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Note
1.625%, 12/15/22	40,000,000	41,460,938
1.500%, 01/15/23	40,000,000	41,362,500
United States Treasury Bill
0.262%, 10/08/20 (C)(D)(E)	20,000,000	19,990,666

Total U.S. Treasury Obligations (Cost $99,945,100)		102,814,104

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 18.8%

Consumer Discretionary — 2.5%
Block Financial
4.125%, 10/01/20	$3,928,000	$3,941,447
BMW US Capital
2.950%, 04/14/22 (B)	3,000,000	3,040,184
Hyundai Capital America
5.750%, 04/06/23 (B)	3,000,000	3,174,333

		10,155,964

Energy — 4.5%
Barclays
3.200%, 08/10/21	3,000,000	3,031,914
Danske Bank MTN
2.800%, 03/10/21 (B)	3,000,000	3,030,029
Marathon Petroleum
4.500%, 05/01/23	2,000,000	2,003,521
Nationwide Building Society
2.000%, 01/27/23 (B)	9,000,000	9,056,937
Swedbank
1.441%, VAR ICE LIBOR USD 3 Month+0.700%, 03/14/22 (B)	1,600,000	1,584,221

		18,706,622

Financials — 8.9%
Athene Global Funding
2.500%, 01/14/25 (B)	11,800,000	11,457,515
Bank of America MTN
4.487%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	981,250
Bank of Montreal MTN
1.850%, 05/01/25	3,000,000	3,010,216
Capital One
2.150%, 09/06/22	1,350,000	1,345,357
Capital One Financial
3.200%, 01/30/23	2,000,000	2,036,267
Citigroup
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	2,000,000	2,095,288
Credit Suisse NY
2.800%, 04/08/22	5,000,000	5,118,514
2.100%, 11/12/21	1,000,000	1,010,579
Deutsche Bank
3.005%, VAR ICE LIBOR USD 3 Month+1.310%, 08/20/20	4,400,000	4,361,985
JPMorgan Chase MTN
3.335%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,222,875
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	2,058,275
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	2,328,000	2,378,894

		37,077,015

Health Care — 0.7%
AbbVie
2.150%, 11/19/21 (B)	2,000,000	2,025,690
CVS Health
3.350%, 03/09/21	1,000,000	1,016,297

		3,041,987

Description	Face Amount	Value

Industrials — 1.5%
Masco
5.950%, 03/15/22	$3,574,000	$3,804,563
Southwest Airlines
2.650%, 11/05/20	2,538,000	2,530,146

		6,334,709

Information Technology — 0.7%
Jabil
4.700%, 09/15/22	1,630,000	1,673,055
Leidos Holdings
4.450%, 12/01/20	1,000,000	1,000,000

		2,673,055

Total Corporate Obligations (Cost $77,691,199)		77,989,352

MORTGAGE-BACKED SECURITY — 0.5%

Agency Mortgage-Backed Obligation — 0.5%
FHLMC REMIC, Ser 2010-3747, Cl UF
1.294%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	2,056,336	2,046,494

Total Mortgage-Backed Security (Cost $2,053,631)		2,046,494

CASH EQUIVALENT — 6.6%
Federated Government Obligations Fund, Cl I, 2.310%** (Cost $27,552,315)	27,552,315	27,552,315

Total Investments — 100.1% (Cost $415,254,135)		$416,217,219

Percentages are based on Net Assets of $415,917,083.

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

**	Rate shown is the 7-day effective yield as of April 30, 2020.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2020 was $183,637,272 and represents 44.2% of Net Assets.

(C)	At amortized cost
(D)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

Cl — Class

CPI YOY- Consumer Price Index Year Over Year

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$205,814,954	$—	$205,814,954
U.S. Treasury Obligations	82,823,438	19,990,666	—	102,814,104
Corporate Obligations	—	77,989,352	—	77,989,352
Mortgage-Backed Security	—	2,046,494	—	2,046,494
Cash Equivalent	27,552,315	—	—	27,552,315

Total Investments in Securities	$110,375,753	$305,841,466	$—	$416,217,219

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 93.9%
California — 4.3%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	$1,450,000	$1,433,397
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	450,000	459,499
Golden State, Tobacco Securitization, Ser A, RB, ST APPROP
4.000%, 06/01/21	1,000,000	1,025,400

		2,918,296

Colorado — 3.5%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	612,670
5.000%, 12/15/25	460,000	551,172
El Paso County, School District No. 49
Falcon, Ser B, COP
5.000%, 12/15/23	250,000	283,470
5.000%, 12/15/24	300,000	350,097
5.000%, 12/15/26	500,000	612,285

		2,409,694

District of Columbia — 1.3%
District of Columbia, RB
4.000%, 10/01/22	895,000	874,496

Idaho — 0.8%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	513,815

Illinois — 6.3%
Chicago, O’Hare International Airport, Ser B, RB
Pre-Refunded @ 100
5.500%, 01/01/21(A)	1,030,000	1,062,826
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	835,970
Railsplitter, Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,417,085

		4,315,881

Kansas — 2.2%
Geary County, GO
5.000%, 09/01/25	1,300,000	1,537,406

Maryland — 3.8%
Maryland State, GO
5.000%, 03/15/29	2,000,000	2,599,200

Massachusetts — 1.5%
City of Fall River Massachussetts, GO, ST AID WITHHLDG
2.000%, 12/01/24	1,015,000	1,034,630

Michigan — 1.8%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,258,073

Description	Face Amount	Value
Minnesota — 0.8%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	$543,802	$546,043

Missouri — 2.5%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,699,535

New Hampshire — 1.7%
Grafton County, GO
3.000%, 07/01/22	1,140,000	1,186,010

New York — 2.3%
Dunkirk City, School District, GO, AGM
4.000%, 06/15/22	835,000	889,100
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	350,178
5.000%, 05/15/21	300,000	304,878

		1,544,156

Ohio — 1.5%
Ohio State, Ser A, GO
Callable 08/01/21 @ 100
5.000%, 02/01/31	1,000,000	1,048,080

Oklahoma — 3.2%
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	2,000,000	2,208,280

South Carolina — 2.2%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG
Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	510,040
2.125%, 03/01/32	520,000	499,257
2.000%, 03/01/30	495,000	494,273

		1,503,570

Texas — 51.3%
Central Texas Turnpike System, Sub-Ser C, RB
Callable 08/15/24 @ 100
5.000%, 08/15/42	2,000,000	2,070,680
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	808,553
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21(B)	215,000	220,463
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,367,336
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	805,497
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,260,000	1,241,831
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	517,187
4.000%, 08/15/22	525,000	546,934
4.000%, 08/15/23	500,000	526,330

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount	Value
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/29 @ 100
5.000%, 02/15/30	$1,500,000	$1,915,815
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,099,590
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,160,880
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,173,080
El Paso County, Hospital District, GO
5.000%, 08/15/25	3,070,000	3,398,736
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,054,959
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	575,000	575,949
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100
5.250%, 08/15/35	3,435,000	3,447,778
Love Field Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,050,590
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,499,975
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	359,391
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100
5.000%, 09/15/26	2,000,000	2,151,260
Seminole, Hospital District, GO
Callable 02/15/26 @ 100
4.000%, 02/15/31	545,000	581,629
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,170,620
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,493,165
5.375%, 05/01/20	1,365,000	1,365,000
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,101,936
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,464,582

		35,169,746

Virginia — 2.9%
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	2,000,000	2,005,000

Total Municipal Bonds (Cost $63,230,050)		64,371,911

Description	Face Amount	Value
CASH EQUIVALENT — 0.3%
Federated Government Obligations Fund, Cl I, 2.310% * (Cost $189,484)	189,484	$189,484

Total Investments — 94.2% (Cost $63,419,534)		$64,561,395

Percentages are based on Net Assets of $68,548,608.

*	Rate shown is the 7-day effective yield as of April 30, 2020
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of April 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$64,371,911	$—	$64,371,911
Cash Equivalent	189,484	—	—	189,484

Total Investments in Securities	$189,484	$64,371,911	$—	$64,561,395

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated at “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500

FROST FAMILY OF FUNDS	FROST GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2020 (Unaudited)

Description	Face Amount/Shares	Value

U.S. TREASURY OBLIGATION — 35.3%
U.S. Treasury Note
1.500%, 10/31/21	350,000	$356,877

Total U.S. Treasury Obligation (Cost $349,430)		356,877

CORPORATE OBLIGATIONS — 16.9%

Energy — 16.9%
Barclays MTN
0.750%, VAR EUSA1+1.050%, 06/09/25	100,000	105,413
Westpac Banking MTN
1.527%, VAR BBSW3M+0.620%, 05/16/22	100,000	65,223

Total Corporate Obligations (Cost $179,513)		170,636

ASSET-BACKED SECURITY — 12.1%

Automotive — 12.1%
Penarth Master Issuer, Ser 2018-1X, Cl A2
0.623%, VAR SONIA1M IR+0.515%, 03/18/25	100,000	122,140

Total Asset-Backed Security (Cost $131,358)		122,140

SOVEREIGN DEBT — 4.1%

Mexican Bonos
6.500%, 06/09/22	974,700	41,430

Total Sovereign Debt (Cost $50,976)		41,430

CASH EQUIVALENT — 27.6%
Union Bank of California, 0.300%* (Cost $278,700)	278,700	278,700

Total Investments — 96.0% (Cost $989,977)		$969,783

Percentages are based on Net Assets of $1,010,293.

*	Rate shown is the 7-day effective yield as of April 30, 2020.

Cl — Class

MTN — Medium Term Note

Ser — Series

VAR — Variable

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2500